Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Operating activities
Profit before taxation	$ 8,154		$ 16,723		$ 7,180
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	631		1,085		1,603
Depreciation, depletion and amortization	17,780		15,457		15,584
Impairment and (gain) loss on sale of businesses and fixed assets	7,882		404		6
Earnings from joint ventures and associates	(3,257)		(3,753)		(2,507)
Dividends received from joint ventures and associates	1,962		1,535		1,253
Interest receivable	(441)		(468)		(304)
Interest received	416		348		375
Finance costs	3,489		2,528		2,074
Interest paid	(2,870)		(1,928)		(1,572)
Net finance expense relating to pensions and other post-retirement benefits	63		127		220
Share-based payments	730		690		661
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(238)		(386)		(394)
Net charge for provisions, less payments	(176)		986		2,106
(Increase) decrease in inventories	(3,406)		672		(848)
(Increase) decrease in other current and non-current assets	(2,335)		(2,858)		(4,848)
Increase (decrease) in other current and non-current liabilities	2,823		(2,577)		2,344
Income taxes paid	(5,437)		(5,712)		(4,002)
Net cash provided by (used in) operating activities	25,770		22,873		18,931
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(15,418)		(16,707)		(16,562)
Acquisitions, net of cash acquired	(3,562)		(6,986)		(327)
Investment in joint ventures	(137)		(382)		(50)
Investment in associates	(304)		(1,013)		(901)
Total cash capital expenditure	(19,421)		(25,088)		(17,840)
Proceeds from disposals of fixed assets	500		940		2,936
Proceeds from disposals of businesses, net of cash disposed	1,701		1,911		478
Proceeds from loan repayments	246		666		349
Net cash used in investing activities	(16,974)		(21,571)		(14,077)
Financing activitiesa
Repurchase of shares	(1,511)		(355)	[1]	(343)	[1]
Payments of lease liabilities, classified as financing activities	(2,372)		(35)	[1]	(45)	[1]
Proceeds from long-term financing	8,597		9,038	[1]	8,712	[1]
Repayments of long-term financing	(7,118)		(7,175)	[1]	(6,231)	[1]
Net increase (decrease) in short-term debt	180		1,317	[1]	(158)	[1]
Net increase (decrease) in non-controlling interests	566		0	[1]	1,063	[1]
Dividends paid
BP shareholders	(6,946)		(6,699)	[1]	(6,153)	[1]
Non-controlling interests	(213)		(170)	[1]	(141)	[1]
Net cash provided by (used in) financing activities	(8,817)		(4,079)	[1]	(3,296)	[1]
Currency translation differences relating to cash and cash equivalents	25		(330)		544
Increase (decrease) in cash and cash equivalents	4		(3,107)		2,102
Cash and cash equivalents at beginning of year	22,468	[2]	25,586		23,484
Cash and cash equivalents at end of year	$ 22,472		$ 22,468	[2]	$ 25,586

[1]	a The presentation of financing cash flows for the comparative periods have been amended to align with the current period. See Note 1 for further information.
[2]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.